Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss).  This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported with the Consolidated and Combined Financial Statements.

	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2016
Print	$3,127	$141	$1,501	$154	39
Office Products	527	54	323	15	3
Total operating segments	3,654	195	1,824	169	42
Corporate	—	(20)	128	2	6
Total operations	$3,654	$175	$1,952	$171	$48

	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2015
Print	$3,181	$96	$1,647	$164	$38
Office Products	562	47	324	16	4
Total operating segments	3,743	143	1,971	180	42
Corporate	—	(8)	40	1	—
Total operations	$3,743	$135	$2,011	$181	$42

	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2014
Print	$3,353	$47	$1,579	$164	$55
Office Products	500	40	331	15	5
Total operating segments	3,853	87	$1,910	179	60
Corporate	—	(12)	(41)	2	—
Total operations	$3,853	$75	$1,869	$181	$60

Schedule of Corporate Assets

Corporate assets primarily consisted of the following items at December 31, 2016, 2015 and 2014:

	2016	2015	2014
Receivables, less allowances for doubtful accounts	$54	$(8)	$(5)
Cash and cash equivalents	45	—	1
Long-term investments	19	10	11
Property, plant and equipment, net	15	13	13
LIFO reserves	(58)	(67)	(74)
Current and deferred income tax assets, net of valuation allowances	24	83	(1)